Income Taxes - Components of Income Tax Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current:
United States	$ 125	$ 350
Current Income Tax Expense Total	23,859	7,498	$ 7,652
Deferred:
Deferred Income Tax Expense (Benefit)	(64,655)	(2,609)	529
Total	(40,796)	4,889	8,181
All Other Foreign
Current:
Foreign	23,734	7,148	7,652
Deferred:
Foreign	$ (64,655)	$ (2,609)	$ 529